INVESTMENTS (Details 6) (USD $)			3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Akbank	Dec. 31, 2012 Akbank	Mar. 31, 2012 Akbank	Sep. 30, 2012 Morgan Stanley Smith Barney joint venture	Sep. 30, 2012 Morgan Stanley Smith Barney joint venture	Dec. 31, 2012 Morgan Stanley Smith Barney joint venture	Sep. 16, 2012 Morgan Stanley Smith Barney joint venture	Sep. 11, 2012 Morgan Stanley Smith Barney joint venture	Dec. 31, 2012 Mortgage-backed securities	Dec. 31, 2011 Mortgage-backed securities	Dec. 31, 2012 State and municipal securities	Dec. 31, 2011 State and municipal securities	Dec. 31, 2012 Foreign government	Dec. 31, 2012 All Other	Dec. 31, 2011 All Other
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value													$ 14,000,000	$ 4,000,000			$ 21,000,000
After 1 but within 5 years, carrying value											69,000,000	275,000,000	36,000,000	43,000,000	2,987,000,000	728,000,000	470,000,000
After 5 but within 10 years, carrying value											54,000,000	238,000,000	58,000,000	31,000,000			1,404,000,000
After 10 years, carrying value											4,586,000,000	6,917,000,000	1,097,000,000	1,249,000,000		501,000,000	831,000,000
Total carrying value	10,130,000,000	11,483,000,000									4,709,000,000	7,430,000,000	1,205,000,000	1,327,000,000	2,987,000,000	1,229,000,000	2,726,000,000
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value													15,000,000	4,000,000			21,000,000
After 1 but within 5 years, fair value											67,000,000	239,000,000	37,000,000	46,000,000	2,987,000,000	802,000,000	438,000,000
After 5 but within 10 years, fair value											54,000,000	224,000,000	62,000,000	30,000,000			1,182,000,000
After 10 years, fair value											4,977,000,000	6,320,000,000	1,143,000,000	1,243,000,000		500,000,000	753,000,000
Total fair value	10,644,000,000	10,500,000,000									5,098,000,000	6,783,000,000	1,257,000,000	1,323,000,000	2,987,000,000	1,302,000,000	2,394,000,000
Carrying value of equity method investment									11,300,000,000
Maximum equity method investment ownership percentage					10.00%
Percentage of ownership interest held					20.00%			35.00%	49.00%
Proceed from selling 14% interest in the joint venture						1,890,000,000
Total charge to earnings related to the investment, pretax							4,700,000,000
Total charge to earnings related to the investment, after-tax							2,900,000,000
Ownership interest sold by entity (as a percent)			10.10%	10.10%		14.00%	14.00%	14.00%
Percentage of ownership interest held in the investment which is recorded within marketable equity securities available-for-sale				9.90%
Impairment charge related to investment, pre-tax				1,181,000,000
100% value of the joint venture										13,500,000,000
Agreed selling price for the remaining 35% interest in the joint venture								4,725,000,000
Deposit transferred to the buyer of the investment at no premium						4,500,000,000
Loss on sale of investment, before tax			424,000,000	424,000,000			1,300,000,000	1,344,000,000
Loss on sale of investment, after tax			274,000,000				800,000,000
Other-than-temporary impairment of the carrying value, pretax							3,400,000,000
Other-than-temporary impairment of the carrying value, after-tax							$ 2,100,000,000